OTHER LIABILITIES (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
OTHER LIABILITIES
Tax liabilities payable	$ 2,018,525	$ 2,430,517
Payroll tax related current liabilities	1,017,767	1,046,507
Unaudited tax	619,670	591,547
Provision for staff leaving compensation	395,698	408,665
Received prepayments from customers	$ 355,255	$ 207,204